Share Capital - Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Statement Line Items [Line Items]
Stock Options Outstanding | shares	847,437	461,000	260,000
Weighted Average Remaining Life (years)	2 years 6 months 14 days
Exercisable, Ending Balance | shares	548,009	270,665
Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.52	$ 5.91
Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	1.10
Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 7.65
Exercise Price One [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	502,487
Weighted Average Remaining Life (years)	2 years 5 months 1 day
Exercisable, Ending Balance | shares	294,235
Exercise Price One [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 3.07
Exercise Price One [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	2.00
Exercise Price One [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 3.99
Exercise Price Two [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	243,950
Weighted Average Remaining Life (years)	3 years 2 months 8 days
Exercisable, Ending Balance | shares	152,774
Exercise Price Two [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.75
Exercise Price Two [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	4.00
Exercise Price Two [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 5.99
Exercise Price Three [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	15,000
Weighted Average Remaining Life (years)	1 year 4 months 24 days
Exercisable, Ending Balance | shares	15,000
Exercise Price Three [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 7.63
Exercise Price Three [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	6.00
Exercise Price Three [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 7.99
Exercise Price Four [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	86,000
Weighted Average Remaining Life (years)	1 year 7 months 2 days
Exercisable, Ending Balance | shares	86,000
Exercise Price Four [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.53
Exercise Price Four [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	8.00
Exercise Price Four [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 9.99